Investments and Derivative Instruments (Valuation Allowance Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Movement in Valuation allowance and reserves
Balance, end of period	$ (12)		$ (14)
Commercial [Member]
Movement in Valuation allowance and reserves
Balance, beginning of period	(14)	[1]	(23)		(62)
(Additions)/Reversals	(2)		4		25
Deductions	4		5		14
Balance, end of period	$ (12)	[1]	$ (14)	[1]	$ (23)

[1]	ludes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of these transactions.